Note 37 - Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 152,143	€ 104,327
Financial assets at fair value through profit or loss	527,980	530,713
Financial assets at fair value through other comprehensive income	55,834	45,503
Loans at amortized cost	426,691	429,841
Other	162,313	187,290
Total	1,324,961	1,297,674
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	153	159
Financial assets at fair value through profit or loss	52,494	43,190
Financial assets at fair value through other comprehensive income	8,110	2,943
Loans at amortized cost	78,144	71,369
Other	3,316	3,017
Total	€ 142,217	€ 120,678